American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2020

Core Plus - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 40.5%
Aerospace and Defense — 0.3%
Boeing Co. (The), 5.15%, 5/1/30	70,000	78,247
Boeing Co. (The), 5.81%, 5/1/50	180,000	212,868
Raytheon Technologies Corp., 2.25%, 7/1/30	150,000	156,824
		447,939
Airlines†
Delta Air Lines, Inc., 7.375%, 1/15/26	50,000	48,424
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	90,000	92,296
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	273,164
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	192,440
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	200,000	192,306
General Motors Co., 5.15%, 4/1/38	100,000	95,931
General Motors Financial Co., Inc., 3.20%, 7/6/21	210,000	212,460
General Motors Financial Co., Inc., 2.75%, 6/20/25	180,000	177,588
General Motors Financial Co., Inc., 5.25%, 3/1/26	75,000	81,796
		1,225,685
Banks — 5.5%
Banco Santander SA, 3.50%, 4/11/22	200,000	208,067
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	280,000	280,998
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	170,695
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	174,000	182,619
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	300,000	309,261
Bank of America Corp., VRN, 3.00%, 12/20/23	325,000	341,985
Bank of America Corp., VRN, 3.42%, 12/20/28	60,000	66,863
Bank of Montreal, MTN, 3.30%, 2/5/24	320,000	347,437
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	150,000	157,190
BPCE SA, 5.15%, 7/21/24(1)	200,000	223,444
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	216,000	225,620
Citigroup, Inc., 2.90%, 12/8/21	592,000	610,211
Citigroup, Inc., 2.75%, 4/25/22	12,000	12,443
Citigroup, Inc., 4.05%, 7/30/22	80,000	85,069
Citigroup, Inc., VRN, 3.11%, 4/8/26	325,000	349,071
Citigroup, Inc., VRN, 3.52%, 10/27/28	180,000	198,461
Citigroup, Inc., VRN, 2.57%, 6/3/31	240,000	248,360
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	264,726
Fifth Third BanCorp., 4.30%, 1/16/24	80,000	88,260
Fifth Third BanCorp., 2.375%, 1/28/25	141,000	148,815
FNB Corp., 2.20%, 2/24/23	180,000	179,179
Huntington Bancshares, Inc., 2.55%, 2/4/30	265,000	274,215
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	310,000	321,076
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	354,000	374,677
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	200,000	206,704
PNC Bank N.A., 2.70%, 10/22/29	250,000	266,859
Regions Financial Corp., 2.25%, 5/18/25	150,000	157,089
Societe Generale SA, VRN, 3.65%, 7/8/35(1)(2)	310,000	312,604
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25	300,000	313,669
Truist Bank, 3.30%, 5/15/26	200,000	220,903

UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	210,429
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	210,000	212,064
Wells Fargo & Co., 4.125%, 8/15/23	10,000	10,901
Wells Fargo & Co., 3.00%, 10/23/26	250,000	272,898
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	160,000	162,661
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	80,000	82,721
Wells Fargo & Co., VRN, 3.07%, 4/30/41	130,000	135,774
		8,234,018
Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	240,000	294,462
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	190,000	229,691
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	164,831
PepsiCo, Inc., 1.625%, 5/1/30	80,000	81,674
		770,658
Biotechnology — 1.1%
AbbVie, Inc., 3.25%, 10/1/22(1)	60,000	62,800
AbbVie, Inc., 3.85%, 6/15/24(1)	100,000	109,904
AbbVie, Inc., 3.60%, 5/14/25	280,000	311,101
AbbVie, Inc., 3.20%, 11/21/29(1)	180,000	200,979
AbbVie, Inc., 4.55%, 3/15/35(1)	100,000	123,477
AbbVie, Inc., 4.25%, 11/21/49(1)	140,000	168,565
Amgen, Inc., 2.20%, 2/21/27	160,000	168,970
Biogen, Inc., 3.625%, 9/15/22	210,000	223,220
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	263,418
		1,632,434
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	260,000	245,009
Masco Corp., 4.45%, 4/1/25	100,000	113,330
Standard Industries, Inc., 4.75%, 1/15/28(1)	224,000	227,731
Standard Industries, Inc., 4.375%, 7/15/30(1)	30,000	29,766
		615,836
Capital Markets — 2.7%
Ares Capital Corp., 3.25%, 7/15/25	325,000	315,779
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)	130,000	132,735
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	510,000	516,974
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	103,000	106,139
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	232,000	254,665
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	380,000	418,218
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	59,000	61,670
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	70,000	71,786
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	391,000	378,537
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(1)	310,000	308,596
LPL Holdings, Inc., 4.625%, 11/15/27(1)	250,000	247,656
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	66,589
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	137,000	145,697
Morgan Stanley, VRN, 2.19%, 4/28/26	238,000	247,806
MSCI, Inc., 4.00%, 11/15/29(1)	330,000	337,158
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	155,000	151,592
State Street Corp., VRN, 2.83%, 3/30/23(1)	40,000	41,530
UBS Group AG, 3.49%, 5/23/23(1)	200,000	209,612
		4,012,739
Chemicals — 0.3%
CF Industries, Inc., 4.50%, 12/1/26(1)	130,000	143,357
CF Industries, Inc., 5.15%, 3/15/34	110,000	117,879

Westlake Chemical Corp., 3.375%, 6/15/30	120,000	122,815
Yara International ASA, 3.15%, 6/4/30(1)	100,000	104,176
		488,227
Commercial Services and Supplies — 0.8%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	80,000	79,856
RELX Capital, Inc., 3.00%, 5/22/30	140,000	151,793
Republic Services, Inc., 3.55%, 6/1/22	190,000	199,690
Republic Services, Inc., 2.30%, 3/1/30	341,000	356,099
Waste Connections, Inc., 3.50%, 5/1/29	130,000	146,175
Waste Connections, Inc., 2.60%, 2/1/30	230,000	243,132
		1,176,745
Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	170,000	153,631
CommScope, Inc., 5.50%, 3/1/24(1)	140,000	141,750
Motorola Solutions, Inc., 4.60%, 5/23/29	190,000	219,466
		514,847
Construction Materials — 0.3%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	227,000	229,191
Vulcan Materials Co., 3.50%, 6/1/30	130,000	141,345
		370,536
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	150,000	151,760
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	250,000	262,184
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	263,428
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	225,000	206,003
Synchrony Financial, 2.85%, 7/25/22	140,000	142,452
		1,025,827
Containers and Packaging — 0.8%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	200,000	198,234
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	196,662
Berry Global, Inc., 5.125%, 7/15/23	130,000	131,150
Berry Global, Inc., 4.875%, 7/15/26(1)	150,000	152,407
CCL Industries, Inc., 3.05%, 6/1/30(1)	140,000	143,522
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	65,000	66,856
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	180,000	182,375
WRKCo, Inc., 3.00%, 6/15/33	70,000	73,188
		1,144,394
Diversified Financial Services — 0.1%
GE Capital Funding LLC, 4.40%, 5/15/30(1)	200,000	208,202
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 3.00%, 2/15/22	25,000	26,038
AT&T, Inc., 3.20%, 3/1/22	58,000	60,537
AT&T, Inc., 3.60%, 2/17/23	93,000	99,893
AT&T, Inc., 3.80%, 2/15/27	100,000	112,705
AT&T, Inc., 2.30%, 6/1/27	60,000	62,044
AT&T, Inc., 4.10%, 2/15/28	160,000	183,492
AT&T, Inc., 2.75%, 6/1/31	300,000	311,063
AT&T, Inc., 3.50%, 6/1/41	60,000	63,243
AT&T, Inc., 5.15%, 11/15/46	29,000	36,524
Deutsche Telekom AG, 3.625%, 1/21/50(1)	200,000	222,173
Telefonica Emisiones SA, 5.46%, 2/16/21	110,000	113,253
Verizon Communications, Inc., 3.15%, 3/22/30	217,000	245,790
Verizon Communications, Inc., 4.40%, 11/1/34	300,000	373,181

Verizon Communications, Inc., 5.01%, 8/21/54	50,000	72,562
		1,982,498
Electric Utilities — 2.0%
AEP Texas, Inc., 2.10%, 7/1/30(2)	140,000	139,944
AEP Transmission Co. LLC, 3.75%, 12/1/47	60,000	69,054
Baltimore Gas and Electric Co., 2.90%, 6/15/50	70,000	71,608
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	90,000	104,793
Commonwealth Edison Co., 3.20%, 11/15/49	90,000	97,700
DPL, Inc., 4.125%, 7/1/25(1)	100,000	100,278
DTE Electric Co., 2.25%, 3/1/30	130,000	136,994
Duke Energy Corp., 3.55%, 9/15/21	80,000	82,271
Duke Energy Corp., 2.65%, 9/1/26	50,000	54,253
Duke Energy Florida LLC, 1.75%, 6/15/30	150,000	151,750
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	102,029
Duke Energy Florida LLC, 3.85%, 11/15/42	10,000	11,718
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	24,500
Duke Energy Progress LLC, 3.70%, 10/15/46	210,000	246,161
Exelon Corp., 5.15%, 12/1/20	130,000	130,945
Exelon Corp., 4.45%, 4/15/46	60,000	73,041
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	80,000	97,332
Florida Power & Light Co., 4.125%, 2/1/42	70,000	87,717
Florida Power & Light Co., 3.15%, 10/1/49	70,000	79,716
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	140,000	152,250
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	177,899
Nevada Power Co., 2.40%, 5/1/30	91,000	96,968
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	104,823
Northern States Power Co., 2.60%, 6/1/51	70,000	70,789
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	80,000	88,328
PacifiCorp, 2.70%, 9/15/30	42,000	45,925
PacifiCorp, 3.30%, 3/15/51	150,000	166,003
Progress Energy, Inc., 3.15%, 4/1/22	80,000	83,082
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	10,000	11,070
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	33,669
Xcel Energy, Inc., 3.40%, 6/1/30	140,000	161,408
		3,054,018
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 2.05%, 3/1/25	200,000	208,979
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	96,000	100,443
Schlumberger Investment SA, 2.65%, 6/26/30	90,000	92,350
		192,793
Entertainment — 0.2%
Walt Disney Co. (The), 2.20%, 1/13/28	140,000	146,369
Walt Disney Co. (The), 3.60%, 1/13/51	105,000	117,308
		263,677
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	40,000	49,002
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	95,000	99,777
American Tower Corp., 3.375%, 10/15/26	70,000	77,920
Crown Castle International Corp., 3.30%, 7/1/30	265,000	289,936
Crown Castle International Corp., 2.25%, 1/15/31	45,000	45,429
Duke Realty LP, 1.75%, 7/1/30	80,000	79,632
Duke Realty LP, 3.05%, 3/1/50	50,000	52,593
Equinix, Inc., 1.25%, 7/15/25	120,000	120,570

Equinix, Inc., 1.80%, 7/15/27	70,000	70,422
Essex Portfolio LP, 3.625%, 8/15/22	170,000	178,319
Essex Portfolio LP, 3.25%, 5/1/23	50,000	52,691
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	100,000	95,363
Healthpeak Properties, Inc., 2.875%, 1/15/31	95,000	97,744
Iron Mountain, Inc., 5.00%, 7/15/28(1)	93,000	91,082
Kilroy Realty LP, 3.80%, 1/15/23	44,000	45,479
Kilroy Realty LP, 4.25%, 8/15/29	92,000	100,489
Kimco Realty Corp., 2.80%, 10/1/26	150,000	154,001
National Retail Properties, Inc., 2.50%, 4/15/30	152,000	145,503
Prologis LP, 2.125%, 4/15/27	50,000	52,633
Regency Centers LP, 3.70%, 6/15/30	200,000	215,428
SBA Communications Corp., 3.875%, 2/15/27(1)	170,000	169,525
Ventas Realty LP, 4.125%, 1/15/26	10,000	10,739
VEREIT Operating Partnership LP, 3.40%, 1/15/28	166,000	167,274
Welltower, Inc., 2.70%, 2/15/27	152,000	158,076
Welltower, Inc., 2.75%, 1/15/31	150,000	149,579
		2,769,206
Food and Staples Retailing — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	260,000	266,274
Costco Wholesale Corp., 1.60%, 4/20/30	180,000	182,256
Kroger Co. (The), 3.875%, 10/15/46	130,000	146,072
Sysco Corp., 3.30%, 7/15/26	70,000	75,027
Walmart, Inc., 4.05%, 6/29/48	100,000	131,355
		800,984
Food Products — 0.6%
Campbell Soup Co., 2.375%, 4/24/30	20,000	20,754
Conagra Brands, Inc., 4.60%, 11/1/25	130,000	150,018
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	25,000	26,158
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)	120,000	123,979
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	170,000	176,818
Mondelez International, Inc., 2.75%, 4/13/30	171,000	184,828
Post Holdings, Inc., 4.625%, 4/15/30(1)	180,000	176,967
		859,522
Gas Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	159,061
East Ohio Gas Co. (The), 3.00%, 6/15/50(1)	40,000	40,131
ONE Gas, Inc., 2.00%, 5/15/30	70,000	71,394
		270,586
Health Care Equipment and Supplies — 0.6%
Becton Dickinson and Co., 3.73%, 12/15/24	140,000	154,233
Becton Dickinson and Co., 2.82%, 5/20/30	190,000	201,655
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	140,000	146,982
DH Europe Finance II Sarl, 3.40%, 11/15/49	50,000	56,307
Medtronic, Inc., 4.375%, 3/15/35	72,000	94,149
Stryker Corp., 1.95%, 6/15/30	220,000	221,219
		874,545
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	100,080
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	77,000	77,227
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	151,000	151,944
Aetna, Inc., 2.75%, 11/15/22	60,000	62,525
Anthem, Inc., 2.375%, 1/15/25	90,000	95,441
Anthem, Inc., 3.65%, 12/1/27	80,000	91,207

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	200,000	207,964
Centene Corp., 4.75%, 5/15/22	80,000	81,281
Centene Corp., 4.75%, 1/15/25	70,000	71,747
Centene Corp., 4.25%, 12/15/27	80,000	82,738
Centene Corp., 4.625%, 12/15/29	80,000	84,902
Cigna Corp., 2.40%, 3/15/30	130,000	135,045
CVS Health Corp., 4.30%, 3/25/28	110,000	128,684
CVS Health Corp., 4.78%, 3/25/38	80,000	99,502
DaVita, Inc., 4.625%, 6/1/30(1)	240,000	238,830
HCA, Inc., 3.50%, 9/1/30	195,000	188,011
IQVIA, Inc., 5.00%, 5/15/27(1)	345,000	353,701
Molina Healthcare, Inc., 5.375%, 11/15/22	200,000	204,445
Partners Healthcare System, Inc., 3.19%, 7/1/49	85,000	90,657
Quest Diagnostics, Inc., 2.80%, 6/30/31	200,000	210,099
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	75,000	73,573
UnitedHealth Group, Inc., 2.875%, 3/15/22	10,000	10,353
UnitedHealth Group, Inc., 3.75%, 7/15/25	170,000	193,923
UnitedHealth Group, Inc., 2.00%, 5/15/30	167,000	175,027
UnitedHealth Group, Inc., 4.75%, 7/15/45	70,000	94,399
		3,303,305
Hotels, Restaurants and Leisure — 0.2%
International Game Technology plc, 5.25%, 1/15/29(1)	200,000	195,500
Marriott International, Inc., 4.625%, 6/15/30	70,000	72,921
		268,421
Household Durables — 0.7%
D.R. Horton, Inc., 2.50%, 10/15/24	160,000	167,213
Lennar Corp., 4.75%, 11/29/27	100,000	108,720
Mattamy Group Corp., 4.625%, 3/1/30(1)	225,000	216,387
MDC Holdings, Inc., 3.85%, 1/15/30	410,000	392,255
Toll Brothers Finance Corp., 4.35%, 2/15/28	100,000	104,106
Toll Brothers Finance Corp., 3.80%, 11/1/29	120,000	120,963
		1,109,644
Household Products — 0.2%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)(2)	260,000	255,702
Kimberly-Clark Corp., 3.10%, 3/26/30	28,000	31,912
		287,614
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc., 2.75%, 3/1/30	255,000	262,945
General Electric Co., 4.35%, 5/1/50	30,000	29,781
		292,726
Insurance — 1.9%
American International Group, Inc., 3.40%, 6/30/30	150,000	162,824
American International Group, Inc., 4.50%, 7/16/44	127,000	148,349
Athene Global Funding, 2.80%, 5/26/23(1)	190,000	193,924
Athene Global Funding, 2.50%, 1/14/25(1)	110,000	109,923
Athene Global Funding, 2.55%, 6/29/25(1)	110,000	110,167
Brighthouse Financial, Inc., 5.625%, 5/15/30	95,000	105,460
Five Corners Funding Trust II, 2.85%, 5/15/30(1)	375,000	387,172
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	172,000	182,927
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)	60,000	69,654
Lincoln National Corp., 3.40%, 1/15/31	200,000	217,501
Markel Corp., 4.90%, 7/1/22	212,000	227,306
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(1)	200,000	206,335
MetLife, Inc., 4.125%, 8/13/42	120,000	142,994

Principal Life Global Funding II, 1.25%, 6/23/25(1)	100,000	100,377
Prudential Financial, Inc., VRN, 5.875%, 9/15/42	100,000	106,610
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)	127,000	131,203
Unum Group, 4.50%, 3/15/25	150,000	161,284
WR Berkley Corp., 4.625%, 3/15/22	110,000	115,968
		2,879,978
IT Services — 0.8%
Fiserv, Inc., 2.25%, 6/1/27	160,000	167,543
Fiserv, Inc., 3.50%, 7/1/29	90,000	101,254
Global Payments, Inc., 3.20%, 8/15/29	160,000	171,692
International Business Machines Corp., 1.70%, 5/15/27	200,000	204,611
International Business Machines Corp., 1.95%, 5/15/30	100,000	102,483
Mastercard, Inc., 3.65%, 6/1/49	80,000	96,503
PayPal Holdings, Inc., 2.30%, 6/1/30	217,000	225,995
Western Union Co. (The), 2.85%, 1/10/25	54,000	56,303
		1,126,384
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	150,000	154,132
Machinery — 0.1%
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(1)	60,000	59,365
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	60,000	61,321
		120,686
Media — 2.2%
Cable Onda SA, 4.50%, 1/30/30(1)	200,000	203,037
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	365,000	378,339
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	10,000	11,217
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	60,000	68,285
Comcast Corp., 1.95%, 1/15/31	100,000	102,084
Comcast Corp., 3.20%, 7/15/36	143,000	159,347
Comcast Corp., 6.40%, 5/15/38	80,000	119,488
Comcast Corp., 3.75%, 4/1/40	60,000	70,826
Comcast Corp., 2.80%, 1/15/51	75,000	77,043
CSC Holdings LLC, 5.875%, 9/15/22	345,000	361,293
Discovery Communications LLC, 3.625%, 5/15/30	65,000	71,237
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	520,000	514,909
TEGNA, Inc., 4.625%, 3/15/28(1)	125,000	115,728
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	133,000	155,967
ViacomCBS, Inc., 3.70%, 8/15/24	100,000	108,695
ViacomCBS, Inc., 4.20%, 5/19/32	120,000	133,441
Virgin Media Finance plc, 5.00%, 7/15/30(1)	470,000	461,235
VTR Finance NV, 6.375%, 7/15/28(1)(2)	200,000	206,254
		3,318,425
Metals and Mining — 0.5%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	300,000	299,601
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(1)	70,000	78,432
Novelis Corp., 4.75%, 1/30/30(1)	105,000	100,535
Steel Dynamics, Inc., 3.45%, 4/15/30	65,000	68,071
Steel Dynamics, Inc., 3.25%, 1/15/31	160,000	162,959
Teck Resources Ltd., 3.90%, 7/15/30(1)	60,000	59,990
		769,588
Multi-Utilities — 0.7%
Ameren Corp., 3.50%, 1/15/31	152,000	170,284
CenterPoint Energy, Inc., 4.25%, 11/1/28	120,000	139,597
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	127,505

Dominion Energy, Inc., 4.90%, 8/1/41	100,000	124,980
NiSource, Inc., 5.65%, 2/1/45	110,000	149,547
Sempra Energy, 2.875%, 10/1/22	130,000	134,757
Sempra Energy, 3.25%, 6/15/27	100,000	110,183
Sempra Energy, 4.00%, 2/1/48	50,000	55,263
		1,012,116
Oil, Gas and Consumable Fuels — 3.3%
Aker BP ASA, 3.75%, 1/15/30(1)	150,000	141,407
Chevron Corp., 2.00%, 5/11/27	100,000	104,804
Diamondback Energy, Inc., 4.75%, 5/31/25	110,000	117,767
Diamondback Energy, Inc., 3.50%, 12/1/29	190,000	183,917
Enbridge, Inc., 4.00%, 10/1/23	10,000	10,850
Energy Transfer Operating LP, 4.25%, 3/15/23	70,000	73,978
Energy Transfer Operating LP, 3.75%, 5/15/30	140,000	138,623
Enterprise Products Operating LLC, 4.85%, 3/15/44	200,000	232,058
Equinor ASA, 3.25%, 11/18/49	100,000	106,437
Exxon Mobil Corp., 1.57%, 4/15/23	170,000	174,446
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	60,506
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	161,000	203,124
Magellan Midstream Partners LP, 3.25%, 6/1/30	70,000	74,302
MPLX LP, 4.875%, 6/1/25	190,000	212,211
MPLX LP, 4.50%, 4/15/38	50,000	50,044
MPLX LP, 5.20%, 3/1/47	70,000	75,364
Ovintiv, Inc., 6.50%, 2/1/38	30,000	25,801
Petroleos Mexicanos, 6.375%, 2/4/21	600,000	602,925
Petroleos Mexicanos, 4.875%, 1/24/22	350,000	347,895
Petroleos Mexicanos, 6.50%, 3/13/27	600,000	542,394
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	40,828
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	56,788
Phillips 66, 4.30%, 4/1/22	60,000	63,678
Phillips 66, 2.15%, 12/15/30	150,000	145,502
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	90,000	88,812
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	245,000	280,184
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(1)	80,000	88,505
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	51,255
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(1)	100,000	107,013
Williams Cos., Inc. (The), 4.125%, 11/15/20	280,000	280,464
Williams Cos., Inc. (The), 4.55%, 6/24/24	135,000	149,875
WPX Energy, Inc., 4.50%, 1/15/30	120,000	106,266
		4,938,023
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	150,000	155,891
Pharmaceuticals — 1.5%
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	150,000	155,935
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	220,000	207,403
Bristol-Myers Squibb Co., 3.25%, 8/15/22(1)	200,000	211,318
Bristol-Myers Squibb Co., 3.40%, 7/26/29(1)	170,000	198,289
Elanco Animal Health, Inc., 5.65%, 8/28/28	200,000	222,635
Perrigo Finance UnLtd. Co., 3.15%, 6/15/30	200,000	202,094
Pfizer, Inc., 1.70%, 5/28/30	130,000	132,445
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30(2)	520,000	515,821
Upjohn, Inc., 2.70%, 6/22/30(1)	194,000	199,743
Upjohn, Inc., 4.00%, 6/22/50(1)	81,000	87,081

Zoetis, Inc., 2.00%, 5/15/30	122,000	124,694
		2,257,458
Professional Services — 0.2%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	340,000	348,712
Road and Rail — 0.8%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	204,500
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	131,706
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	210,000	260,838
CSX Corp., 3.25%, 6/1/27	170,000	190,888
Norfolk Southern Corp., 3.05%, 5/15/50	80,000	82,733
Union Pacific Corp., 2.40%, 2/5/30	110,000	117,820
Union Pacific Corp., 3.60%, 9/15/37	50,000	55,505
Union Pacific Corp., MTN, 3.55%, 8/15/39	80,000	89,849
		1,133,839
Semiconductors and Semiconductor Equipment — 0.9%
Analog Devices, Inc., 2.95%, 4/1/25	35,000	37,964
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	53,000	56,649
Broadcom, Inc., 2.25%, 11/15/23(1)	200,000	206,810
Broadcom, Inc., 3.15%, 11/15/25(1)	230,000	244,490
Microchip Technology, Inc., 2.67%, 9/1/23(1)	280,000	288,355
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	211,520
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(1)	40,000	42,084
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27(1)	121,000	128,642
QUALCOMM, Inc., 2.15%, 5/20/30	100,000	104,355
Texas Instruments, Inc., 1.75%, 5/4/30	90,000	91,551
		1,412,420
Software — 0.3%
Adobe, Inc., 2.30%, 2/1/30	200,000	216,219
Infor, Inc., 1.45%, 7/15/23(1)	30,000	30,270
Infor, Inc., 1.75%, 7/15/25(1)	40,000	40,215
Oracle Corp., 2.50%, 10/15/22	105,000	109,782
Oracle Corp., 2.65%, 7/15/26	20,000	21,600
		418,086
Specialty Retail — 0.2%
AutoNation, Inc., 4.75%, 6/1/30	50,000	54,275
Home Depot, Inc. (The), 3.75%, 2/15/24	20,000	22,148
Home Depot, Inc. (The), 3.90%, 6/15/47	20,000	24,501
Home Depot, Inc. (The), 3.35%, 4/15/50	218,000	249,818
		350,742
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.125%, 5/11/25	50,000	50,953
NetApp, Inc., 1.875%, 6/22/25	40,000	40,567
Seagate HDD Cayman, 4.125%, 1/15/31(1)	20,000	20,997
		112,517
Trading Companies and Distributors†
Air Lease Corp., 3.875%, 7/3/23	61,000	61,822
Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)(2)	200,000	201,500
Water Utilities — 0.2%
Essential Utilities, Inc., 2.70%, 4/15/30	220,000	230,448
Wireless Telecommunication Services — 0.8%
Sprint Corp., 7.625%, 2/15/25	310,000	358,332
T-Mobile USA, Inc., 3.875%, 4/15/30(1)	230,000	256,783
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	165,000	165,993

Vodafone Group plc, 2.95%, 2/19/23	321,000	338,194
		1,119,302
TOTAL CORPORATE BONDS (Cost $58,570,833)		60,669,394
U.S. TREASURY SECURITIES — 27.6%
U.S. Treasury Bonds, 3.50%, 2/15/39	300,000	424,564
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	600,000	943,688
U.S. Treasury Bonds, 1.125%, 5/15/40(3)	2,100,000	2,080,764
U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	407,303
U.S. Treasury Bonds, 3.00%, 5/15/42	1,600,000	2,131,063
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	522,742
U.S. Treasury Bonds, 3.625%, 2/15/44	200,000	292,824
U.S. Treasury Bonds, 3.125%, 8/15/44(3)	200,000	272,773
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	267,820
U.S. Treasury Bonds, 2.50%, 2/15/45	900,000	1,110,357
U.S. Treasury Bonds, 3.00%, 5/15/45	1,100,000	1,477,158
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	269,559
U.S. Treasury Bonds, 3.375%, 11/15/48	800,000	1,175,234
U.S. Treasury Bonds, 2.25%, 8/15/49	2,000,000	2,404,922
U.S. Treasury Bonds, 2.00%, 2/15/50	100,000	114,496
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	1,102,563	1,207,446
U.S. Treasury Notes, 1.875%, 9/30/22	1,300,000	1,350,045
U.S. Treasury Notes, 1.625%, 12/15/22	3,500,000	3,625,508
U.S. Treasury Notes, 0.50%, 3/15/23	3,000,000	3,026,543
U.S. Treasury Notes, 0.125%, 5/15/23	2,000,000	1,997,266
U.S. Treasury Notes, 0.25%, 6/15/23	1,500,000	1,503,281
U.S. Treasury Notes, 1.50%, 11/30/24	1,400,000	1,477,164
U.S. Treasury Notes, 1.125%, 2/28/25	4,600,000	4,784,988
U.S. Treasury Notes, 0.50%, 3/31/25	800,000	808,625
U.S. Treasury Notes, 0.25%, 5/31/25	1,100,000	1,098,711
U.S. Treasury Notes, 1.375%, 8/31/26	500,000	529,219
U.S. Treasury Notes, 1.625%, 9/30/26	100,000	107,410
U.S. Treasury Notes, 1.125%, 2/28/27	400,000	417,398
U.S. Treasury Notes, 0.625%, 3/31/27	1,100,000	1,111,322
U.S. Treasury Notes, 0.50%, 4/30/27	4,400,000	4,407,477
TOTAL U.S. TREASURY SECURITIES (Cost $38,359,035)		41,347,670
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.4%
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.80%), 2/1/38	50,080	53,022
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	31,492	33,261
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.79%), 9/1/40	40,527	42,378
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	21,081	22,281
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	14,572	14,998
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	320	322
FHLMC, VRN, 4.15%, (12-month LIBOR plus 1.65%), 6/1/43	9,192	9,257
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	182,301	190,370
FNMA, VRN, 3.14%, (6-month LIBOR plus 1.57%), 6/1/35	19,896	20,519
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	9,014	9,434
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	63,860	66,539
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	82,238	86,140
		548,521
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 17.6%
FHLMC, 4.50%, 6/1/21	188	198

FHLMC, 5.50%, 1/1/38	4,501	5,144
FHLMC, 5.50%, 4/1/38	30,412	34,934
FNMA, 5.00%, 7/1/20	116	123
FNMA, 5.00%, 7/1/31	249,160	279,598
FNMA, 4.50%, 10/1/33	130,273	142,528
FNMA, 5.00%, 11/1/33	283,849	325,832
FNMA, 6.00%, 12/1/33	169,929	197,940
FNMA, 3.50%, 3/1/34	590,061	623,238
FNMA, 5.50%, 4/1/34	72,730	83,268
FNMA, 5.50%, 4/1/34	220,349	252,890
FNMA, 5.00%, 8/1/34	35,781	41,083
FNMA, 5.50%, 8/1/34	69,687	79,979
FNMA, 5.00%, 4/1/35	174,054	199,917
FNMA, 5.00%, 8/1/35	12,131	13,905
FNMA, 5.50%, 7/1/36	11,637	13,144
FNMA, 5.50%, 12/1/36	17,969	20,643
FNMA, 6.00%, 7/1/37	43,572	50,489
FNMA, 6.00%, 8/1/37	27,840	32,438
FNMA, 6.50%, 8/1/37	2,107	2,439
FNMA, 6.00%, 9/1/37	35,328	41,130
FNMA, 6.00%, 11/1/37	37,989	44,245
FNMA, 5.00%, 3/1/38	62,084	71,035
FNMA, 6.50%, 9/1/38	116,375	132,790
FNMA, 5.50%, 1/1/39	74,079	85,118
FNMA, 5.00%, 2/1/39	169,817	194,823
FNMA, 4.50%, 4/1/39	60,907	68,291
FNMA, 4.50%, 5/1/39	153,096	171,242
FNMA, 6.50%, 5/1/39	2,372	2,778
FNMA, 4.50%, 10/1/39	264,414	297,383
FNMA, 4.00%, 10/1/40	278,678	311,170
FNMA, 4.50%, 11/1/40	256,607	287,865
FNMA, 4.00%, 8/1/41	397,037	441,423
FNMA, 4.50%, 9/1/41	230,957	257,268
FNMA, 3.50%, 5/1/42	338,949	368,748
FNMA, 3.50%, 6/1/42	405,225	443,330
FNMA, 3.50%, 9/1/42	266,444	288,455
FNMA, 3.50%, 5/1/45	745,185	801,548
FNMA, 3.50%, 2/1/47	1,932,637	2,078,050
FNMA, 3.50%, 7/1/47	1,517,786	1,607,082
FNMA, 6.50%, 8/1/47	759	818
FNMA, 6.50%, 9/1/47	1,532	1,648
FNMA, 6.50%, 9/1/47	74	80
FNMA, 6.50%, 9/1/47	808	869
FNMA, 4.00%, 6/1/48	1,641,550	1,738,373
FNMA, 4.00%, 10/1/48	807,620	855,311
FNMA, 3.50%, 5/1/49	354,799	373,296
GNMA, 2.50%, TBA	2,200,000	2,315,070
GNMA, 5.50%, 12/15/32	74,794	87,333
GNMA, 6.00%, 9/20/38	22,522	25,888
GNMA, 5.50%, 12/20/38	53,402	61,590
GNMA, 4.50%, 6/15/39	338,689	381,825
GNMA, 4.50%, 1/15/40	136,122	151,809
GNMA, 4.50%, 4/15/40	215,988	243,495
GNMA, 4.00%, 11/20/40	438,253	483,357

GNMA, 3.50%, 6/20/42	475,297	517,072
GNMA, 2.50%, 7/20/46	423,595	449,905
GNMA, 2.50%, 2/20/47	505,135	536,400
UMBS, 2.50%, TBA	3,600,000	3,751,734
UMBS, 3.00%, TBA	3,850,000	4,053,930
		26,423,307
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,083,328)		26,971,828
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%
Private Sponsor Collateralized Mortgage Obligations — 2.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.71%, 2/25/35	50,464	49,107
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	82,454	81,731
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.97%, 8/25/34	22,504	21,327
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	80,119	79,271
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.83%, (1-month LIBOR plus 3.65%), 2/25/40(1)	300,000	292,707
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	66,841	69,295
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	886	791
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.48%, 7/25/35	118,587	127,177
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	191,365	194,749
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	272,339	279,272
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.56%, 10/25/34	41,025	40,145
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.07%, 8/25/35	48,632	49,164
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	124,896	127,221
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.07%, 9/25/35	68,077	67,763
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.34%, 7/25/35	32,880	31,965
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	13,425	13,745
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.09%, 11/21/34	40,769	40,817
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.28%, 11/25/35	85,424	81,631
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	120,558	130,489
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.68%, (1-month LIBOR plus 1.50%), 6/25/57(1)	212,306	213,140
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	206,549	211,298
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	56,670	57,348
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.52%, 7/25/34	51,103	50,237
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	308,685	307,388
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(1)	750,000	749,970
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.85%, 8/25/35	64,882	61,574
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	206,198	201,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.62%, 10/25/36	31,912	28,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	81,561	76,860
Wells Fargo Mortgage-Backed Securities Trust, Series 2018-1, Class A3, VRN, 3.50%, 7/25/47(1)	290,025	298,268
		4,034,458
U.S. Government Agency Collateralized Mortgage Obligations — 3.9%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 11/25/23	652,798	530,171
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.48%, (1-month LIBOR plus 3.30%), 10/25/27	175,000	179,165
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.43%, (1-month LIBOR plus 3.25%), 5/25/25	175,000	182,232
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.18%, (1-month LIBOR plus 5.00%), 12/25/28	346,551	360,464
FHLMC, Series 2016-DNA4, Class M3, VRN, 3.98%, (1-month LIBOR plus 3.80%), 3/25/29	400,000	407,822
FHLMC, Series 2018-DNA1, Class M2, VRN, 1.98%, (1-month LIBOR plus 1.80%), 7/25/30	87,870	86,719
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.23%, (1-month LIBOR plus 2.05%), 7/25/49(1)	183,202	180,659
FHLMC, Series 2020-DNA2, Class M2, VRN, 2.03%, (1-month LIBOR plus 1.85%), 2/25/50(1)	250,000	240,260
FHLMC, Series 2020-HQA2, Class M2, VRN, 3.28%, (1-month LIBOR plus 3.10%), 3/25/50(1)	250,000	242,530

FHLMC, Series 3397, Class GF, VRN, 0.68%, (1-month LIBOR plus 0.50%), 12/15/37	74,215	74,852
FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	385,675	340,650
FNMA, Series 2014-C02, Class 2M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	300,452	267,631
FNMA, Series 2014-C03, Class 1M2, VRN, 3.18%, (1-month LIBOR plus 3.00%), 7/25/24	273,846	242,230
FNMA, Series 2014-C04, Class 2M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 11/25/24	128,628	133,135
FNMA, Series 2015-C03, Class 1M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 7/25/25	213,856	220,088
FNMA, Series 2015-C04, Class 1M2, VRN, 5.88%, (1-month LIBOR plus 5.70%), 4/25/28	220,055	233,367
FNMA, Series 2016-C01, Class 1M2, VRN, 6.93%, (1-month LIBOR plus 6.75%), 8/25/28	112,679	118,970
FNMA, Series 2016-C01, Class 2M2, VRN, 7.13%, (1-month LIBOR plus 6.95%), 8/25/28	132,821	141,201
FNMA, Series 2016-C03, Class 2M2, VRN, 6.08%, (1-month LIBOR plus 5.90%), 10/25/28	121,590	127,363
FNMA, Series 2016-C06, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 4/25/29	389,812	410,680
FNMA, Series 2017-C03, Class 1M2, VRN, 3.18%, (1-month LIBOR plus 3.00%), 10/25/29	225,000	228,438
FNMA, Series 2017-C05, Class 1M2, VRN, 2.38%, (1-month LIBOR plus 2.20%), 1/25/30	258,672	255,550
FNMA, Series 2017-C06, Class 2M2, VRN, 2.98%, (1-month LIBOR plus 2.80%), 2/25/30	551,226	546,641
FNMA, Series 2017-C07, Class 1M2, VRN, 2.58%, (1-month LIBOR plus 2.40%), 5/25/30	134,405	132,620
		5,883,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,958,348)		9,917,896
ASSET-BACKED SECURITIES — 5.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	248,284
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	88,392	87,698
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	253,664	264,622
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	46,680	46,543
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	79,249	78,314
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	129,681	120,042
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 1.14%, (1-month LIBOR plus 0.95%), 3/17/37(1)	725,000	710,690
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 1.46%, (1-month LIBOR plus 1.28%), 6/17/37(1)	575,000	565,355
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.34%, (1-month LIBOR plus 1.15%), 7/17/37(1)	550,000	543,511
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	35,974	36,023
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	39,512	39,197
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	553,079	538,157
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	241,873	237,932
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	373,427	379,811
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	848,421	853,977
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	325,000	329,797
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	1,000,000	1,031,510
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	62,130	61,790
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	56,772	56,722
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	56,478	56,489
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	244,265	236,798
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)	325,812	311,466
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	300,000	314,037
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	478,950	496,468
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	199,120	211,636
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	61,676	51,102
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	129,911	128,594
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	185,109	178,995
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	213,855	209,473
TOTAL ASSET-BACKED SECURITIES (Cost $8,425,550)		8,425,033
COLLATERALIZED LOAN OBLIGATIONS — 3.5%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 4.38%, (3-month LIBOR plus 2.55%), 1/20/33(1)	200,000	197,812
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(1)	375,000	370,896
Atrium IX, Series 9A, Class BR, VRN, 2.12%, (3-month LIBOR plus 1.75%), 5/28/30(1)	275,000	269,500

Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 2.59%, (3-month LIBOR plus 1.45%), 4/20/31(1)	250,000	239,221
CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)	200,000	187,756
Deer Creek CLO Ltd., Series 2017-1A, Class A, VRN, 2.32%, (3-month LIBOR plus 1.18%), 10/20/30(1)	250,000	247,234
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A2LR, VRN, 2.04%, (3-month LIBOR plus 1.65%), 8/15/30(1)	150,000	147,087
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 2.88%, (3-month LIBOR plus 1.70%), 4/15/33(1)	500,000	485,214
Elmwood CLO V Ltd., Series 2020-2A, Class B, VRN, 2.47%, (3-month LIBOR plus 2.20%), 7/24/31(1)(2)	375,000	375,000
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.30%), 10/20/32(1)	300,000	296,776
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/20/31(1)	150,000	145,212
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 2.82%, (3-month LIBOR plus 1.60%), 1/15/33(1)	100,000	96,220
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.72%, (3-month LIBOR plus 1.50%), 4/15/31(1)	100,000	96,810
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	200,000	197,069
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 4.46%, (3-month LIBOR plus 2.55%), 1/15/33(1)	250,000	249,971
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 3.01%, (3-month LIBOR plus 1.90%), 4/21/31(1)	250,000	245,469
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 3.07%, (3-month LIBOR plus 1.85%), 10/15/32(1)	450,000	443,885
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	350,000	351,441
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 4/18/31(1)	150,000	145,335
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(1)	200,000	193,838
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 2.39%, (3-month LIBOR plus 1.40%), 4/25/31(1)	350,000	334,712
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,402,633)		5,316,458
MUNICIPAL SECURITIES — 2.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	284,899
California State University Rev., 2.98%, 11/1/51	225,000	241,897
Chicago GO, 7.05%, 1/1/29	50,000	52,470
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	120,000	158,359
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	105,834
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	95,000	97,700
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	135,000	140,905
Houston GO, 3.96%, 3/1/47	50,000	60,898
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	101,662
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	65,340
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	65,885
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	66,248
New York State Dormitory Authority Rev., 3.19%, 2/15/43	85,000	92,789
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	130,000	134,823
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	25,000	34,564
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	20,000	27,559
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	94,784
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	102,046
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	104,787
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	155,000	161,856
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	234,838
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	150,000	205,806
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	74,285
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	70,508
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	126,697
State of California GO, 4.60%, 4/1/38	10,000	11,701
State of California GO, 7.55%, 4/1/39	130,000	232,062
State of California GO, 7.30%, 10/1/39	5,000	8,378
State of California GO, 7.60%, 11/1/40	25,000	46,014
State of Washington GO, 5.14%, 8/1/40	90,000	131,600
University of Texas System (The) Rev., 5.00%, 8/15/40	90,000	138,694
TOTAL MUNICIPAL SECURITIES (Cost $2,811,306)		3,475,888

SOVEREIGN GOVERNMENTS AND AGENCIES — 1.8%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	190,000	194,595
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	338,558
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	201,912
Egypt — 0.1%
Egypt Government International Bond, 8.50%, 1/31/47	200,000	196,266
Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47	200,000	206,170
Jordan Government International Bond, 7.375%, 10/10/47	200,000	206,160
		412,330
Namibia — 0.2%
Namibia International Bonds, 5.25%, 10/29/25	200,000	203,768
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	90,000	142,362
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	101,472
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	60,000	62,358
Republic of Poland Government International Bond, 3.00%, 3/17/23	100,000	106,064
		168,422
Russia — 0.2%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	264,525
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	200,000	186,253
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36	200,000	195,211
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	80,000	92,701
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,594,422)		2,698,375
PREFERRED STOCKS — 0.5%
Banks — 0.4%
JPMorgan Chase & Co., 4.60%	660,000	589,281
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets plc, 4.375%	160,000	162,800
TOTAL PREFERRED STOCKS (Cost $754,932)		752,081
BANK LOAN OBLIGATIONS(4) — 0.2%
Health Care Providers and Services — 0.1%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.68%, (1-month LIBOR plus 2.50%), 2/16/23	194,069	190,673
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.19%, (1-month LIBOR plus 3.00%), 6/2/25	119,285	116,273
TOTAL BANK LOAN OBLIGATIONS (Cost $312,627)		306,946
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $914,755), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $897,186)		897,186
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $1,191,446), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $1,168,002)		1,168,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	18,715	18,715
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,083,901)		2,083,901
TOTAL INVESTMENT SECURITIES — 108.0% (Cost $155,356,915)		161,965,470
OTHER ASSETS AND LIABILITIES(5) — (8.0)%		(12,008,828)
TOTAL NET ASSETS — 100.0%		$149,956,642

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	380,593	CAD	509,879	Morgan Stanley	9/23/20	$4,958
USD	217,934	CNY	1,549,621	Goldman Sachs & Co.	9/23/20	(353)
USD	199,518	COP	734,774,924	Goldman Sachs & Co.	9/23/20	5,318
GBP	21,593	USD	26,600	Bank of America N.A.	9/23/20	169
GBP	131,446	USD	162,497	Bank of America N.A.	9/23/20	456
HUF	112,825,404	USD	356,040	UBS AG	9/23/20	1,772
USD	373,236	HUF	112,825,404	UBS AG	9/23/20	15,424
INR	28,428,686	USD	370,986	UBS AG	9/23/20	2,081
JPY	39,405,460	USD	367,873	Bank of America N.A.	9/23/20	(2,511)
USD	190,331	KRW	226,665,405	Goldman Sachs & Co.	9/23/20	1,267
KZT	75,334,934	USD	183,074	Goldman Sachs & Co.	9/23/20	(1,815)
MXN	4,118,774	USD	182,247	Morgan Stanley	9/23/20	(4,987)
USD	178,354	MXN	4,118,550	Morgan Stanley	9/23/20	1,104
MYR	967,903	USD	226,101	Goldman Sachs & Co.	9/23/20	(1,049)
USD	225,225	MYR	967,903	Goldman Sachs & Co.	9/23/20	173
NOK	3,626,138	USD	390,924	Goldman Sachs & Co.	9/23/20	(14,077)
USD	203,267	NOK	1,896,495	Goldman Sachs & Co.	9/23/20	6,173
NZD	308,045	USD	200,927	UBS AG	9/23/20	(2,162)
USD	198,005	NZD	308,045	UBS AG	9/23/20	(759)
USD	290,771	PEN	1,005,370	Goldman Sachs & Co.	9/23/20	7,332
PHP	9,313,355	USD	185,156	Goldman Sachs & Co.	9/23/20	1,245
USD	185,543	PHP	9,313,355	Goldman Sachs & Co.	9/23/20	(858)
PLN	1,456,619	USD	371,853	Goldman Sachs & Co.	9/23/20	(3,583)
USD	366,759	PLN	1,456,619	Goldman Sachs & Co.	9/23/20	(1,512)
SEK	4,032,515	USD	438,317	Goldman Sachs & Co.	9/23/20	(5,121)
THB	11,708,719	USD	375,508	Goldman Sachs & Co.	9/23/20	3,267
						$11,952

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	32	September 2020	$6,400,000	$7,066,500	$5,272
U.S. Treasury 5-Year Notes	9	September 2020	$900,000	1,131,680	2,417
				$8,198,180	$7,689

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	50	September 2020	$5,000,000	$7,874,219	$(79,697)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$7,542,800	$309,613	$(275,696)	$33,917

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(419)	$(47,731)	$(48,150)
CPURNSA	Receive	1.50%	6/8/30	$1,500,000	513	6,585	7,098
CPURNSA	Receive	1.50%	6/8/30	$1,500,000	513	5,348	5,861
					$607	$(35,798)	$(35,191)

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,375,113, which represented 22.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,160,511.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	60,669,394	—
U.S. Treasury Securities	—	41,347,670	—
U.S. Government Agency Mortgage-Backed Securities	—	26,971,828	—
Collateralized Mortgage Obligations	—	9,917,896	—
Asset-Backed Securities	—	8,425,033	—
Collateralized Loan Obligations	—	5,316,458	—
Municipal Securities	—	3,475,888	—
Sovereign Governments and Agencies	—	2,698,375	—
Preferred Stocks	—	752,081	—
Bank Loan Obligations	—	306,946	—
Temporary Cash Investments	18,715	2,065,186	—
	18,715	161,946,755	—
Other Financial Instruments
Futures Contracts	7,689	—	—
Swap Agreements	—	46,876	—
Forward Foreign Currency Exchange Contracts	—	50,739	—
	7,689	97,615	—
Liabilities
Other Financial Instruments
Futures Contracts	79,697	—	—
Swap Agreements	—	48,150	—
Forward Foreign Currency Exchange Contracts	—	38,787	—
	79,697	86,937	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.